Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Dilutive adjustments to the weighted average number of common shares
Antidilutive securities excluded from computation of earnings per shares	7,286,499	8,922,846	7,286,499	8,922,846	5,034,422	10,208,037
Stock Options [Member]
Dilutive adjustments to the weighted average number of common shares
Antidilutive securities excluded from computation of earnings per shares	2,338,237	2,122,022	2,338,237	2,122,022	2,488,279	2,051,511
Common Stock Purchase Warrants [Member]
Dilutive adjustments to the weighted average number of common shares
Antidilutive securities excluded from computation of earnings per shares	4,948,262	6,800,824	4,948,262	6,800,824	2,546,143	8,156,526